STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On May 18, 2022, the board of directors of the Company approved and authorized, and the holders of a majority-in-interest of the Company’s voting capital stock approved by written consent for the Company to file a certificate of amendment to its certificate of incorporation, as amended (the “Certificate of Incorporation”), which increased the Company’s authorized capital stock. Such certificate of amendment increased the number of authorized shares of common stock from 1,000,000,000 to 3,000,000,000 shares. The number of authorized shares of preferred stock remained at 1,500,005 shares, such that the total number of authorized shares of capital stock increased to 3,001,500,005 shares. Such certificate of amendment was filed and became effective on July 6, 2022.

On September 21, 2022, the board of directors of the Company approved and authorized, and the holders of a majority-in-interest of the Company’s voting capital stock approved by written consent for the Company to file a certificate of amendment to its Certificate of Incorporation, which increased the Company’s authorized capital stock. The Certificate increased the number of authorized shares of common stock from 3,000,000,000 to 10,000,000,000 shares. The number of authorized shares of preferred stock remained at 1,500,005, such that the total number of shares of authorized capital stock increased to 10,001,500,005 shares. Such certificate of amendment was filed and became effective on November 4, 2022.

On May 1, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”), effective as of May 1, 2023. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences, subject to any such rights provided for such shares in any certificate of designation filed by the Company with the State of Delaware.

Of the total preferred shares authorized, 500,000 had been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation for the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer and a director, beneficially owned all of the outstanding shares of Series A Preferred Stock indirectly through North Horizon Pty Ltd., which entitled him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitled him to a total of 1 vote. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. Nathanielsz had voting and investment power over these shares.

On March 15, 2023, the Company filed a certificate with the Secretary of State of Delaware (the “Certificate of Retirement”), effecting the retirement and cancellation of the Series A Preferred Stock to eliminate such Series A Preferred Stock. No shares of Series A Preferred Stock are currently outstanding as they were redeemed by the Company in March 2023. There were none and 500,000 shares of Series A Preferred Stock issued and outstanding as of March 31, 2023 and June 30, 2022, respectively.

Pursuant to a certificate of designation filed with the Secretary of State of the State of Delaware on June 16, 2015, five shares of preferred stock have been designated as Series B Preferred Stock, par value $0.01 per share, of the Company (“Series B Preferred Stock”). Each holder of shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of March 31, 2023 and June 30, 2022. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during the nine months ended March 31, 2023 and fiscal year 2022.

PROPANC BIOPHARMA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2023

(Unaudited)

Common Stock:

Shares issued for Common Stock Purchase Agreement

Dutchess Capital Growth Fund LP

On November 30, 2021, the Company entered into a Common Stock Purchase Agreement (the “Dutchess Purchase Agreement”) with Dutchess Capital Growth Fund LP, a Delaware limited partnership (“Dutchess”), providing for an equity financing facility (the “Dutchess Equity Line”). The Dutchess Purchase Agreement provides that, upon the terms and subject to the conditions in the Dutchess Purchase Agreement, Dutchess is committed to purchase up to Five Million Dollars ($5,000,000) of shares of common stock over the 36-month term of the Dutchess Purchase Agreement.

Under the terms of the Dutchess Purchase Agreement, Dutchess will not be obligated to purchase shares of common stock unless and until certain conditions are met, including but not limited to a Registration Statement on Form S-1 becoming effective, which registers Dutchess’ resale of any common stock purchased by Dutchess under the Dutchess Equity Line. From time to time over the 36-month term of the Dutchess Purchase Agreement, commencing on the trading day immediately following the date on which such registration statement becomes effective, the Company, in its sole discretion, may provide Dutchess with a draw down notice (each, a “Dutchess Draw Down Notice”), to purchase a specified number of shares of common stock (each, a “Dutchess Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Dutchess Draw Down Notice (each, a “Dutchess Draw Down Amount”) is to be determined by multiplying the Dutchess Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of common stock equals 92% of the lowest trading price of the common stock during the five (5) business days prior to the date on which Dutchess holds the Dutchess Draw Down Amount in its brokerage account and is eligible to trade the shares.

The maximum number of shares of common stock requested to be purchased pursuant to any single Dutchess Draw Down Notice cannot exceed the lesser of (i) 300% of the average daily share volume of the common stock in the five trading days immediately preceding the Dutchess Draw Down Notice or (ii) $250,000.

On July 13, 2022, the Company issued 14,337 shares of its common stock at an average price per share of approximately $2, as a result of delivering one Dutchess Draw Down Notice to Dutchess. Consequently, the Company received gross aggregate proceeds of $24,711 from such Dutchess Draw Down Notice. The Company received $23,758 of a previously recorded subscription receivable during the nine months ended March 31, 2023.

Coventry Enterprises, LLC

On November 3, 2022, the Company entered into a Common Stock Purchase Agreement (the “Coventry Purchase Agreement”) with Coventry providing for an equity financing facility (the “Coventry Equity Line”). The Purchase Agreement provides that, upon the terms and subject to the conditions in the Purchase Agreement, Coventry is committed to purchase up to Five Million Dollars ($5,000,000) of shares of common stock over the 36 month term of the Purchase Agreement.

Under the terms of the Coventry Purchase Agreement, Coventry will not be obligated to purchase shares of common stock unless and until certain conditions are met, including but not limited to a registration statement on Form S-1 becoming effective which registers Coventry’s resale of any common stock purchased by Coventry under the Coventry Equity Line. From time to time over the 36-month term of the Coventry Purchase Agreement, commencing on the trading day immediately following the date on which such registration statement becomes effective, the Company, in its sole discretion, may provide Coventry with a draw down notice (each, a “Coventry Draw Down Notice”), to purchase a specified number of shares of common stock (each, a “Coventry Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Coventry Draw Down Notice (each, a “Coventry Draw Down Amount”) is to be determined by multiplying the Coventry Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of common stock equals 80% of the lowest volume weighted average price of the Common Stock during the 10 business days immediately preceding the Coventry Drawdown Notice date.

The maximum number of shares of common stock requested to be purchased pursuant to any single Coventry Draw Down Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the common stock during the 10 business days immediately preceding the Coventry Draw Down Notice, (ii) $250,000 or (iii) an amount that would cause Coventry’s beneficial ownership to exceed 9.99% of the outstanding number of shares of common stock immediately after giving effect to the issuance of the Coventry Draw Down Notice. During the nine months ended March 31, 2023, the Company has not received a Coventry Draw Down Notice.

Shares issued for conversion of convertible debt

As of June 30, 2022, there were 7,326 shares of common stock issuable from the conversion of debt during fiscal 2022. Such shares were issued on July 12, 2022.

From July 1, 2022 through September 14, 2022, the Company issued an aggregate of 264,493 shares of its common stock at an average contractual conversion price of $1 per share as a result of the conversion of principal of $327,200, and accrued interest of $22,330 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $456,939.

From October 17, 2022 through December 27, 2022, the Company issued an aggregate of 380,506 shares of its common stock at an average contractual conversion price of $1 per share as a result of the conversion of principal of $158,500, and accrued interest of $7,191 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $165,691.

From January 5, 2023 through March 30, 2023, the Company issued an aggregate of 1,375,598 shares of its common stock at an average contractual conversion price of $2 per share as a result of the conversion of principal of $290,000, and accrued interest of $17,985 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $435,198.

PROPANC BIOPHARMA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2023

(Unaudited)

The Company reclassified $351,992 from put premium liabilities to additional paid in capital following conversions during the nine months ended March 31, 2023.

During the nine months ended March 31, 2023, principal amount of convertible notes of $122,000 and accrued interest of $12,488 containing bifurcated embedded conversion option derivatives were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $369,110, resulting in a loss on extinguishment at the time of conversion of $234,622 and $223,288 of derivative liability fair value was recorded as a gain on extinguishment at the time of conversion, resulting in a net loss of $11,334.

The Company has 5,742,520 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at March 31, 2023.

Shares issued for services and accrued expenses

As of June 30, 2022, there was common stock issuable of 12,271 for services rendered during fiscal 2022. The common stock issuable of 12,271 were issued on July 1, 2022.

On October 25, 2022, the Company issued 6,111 shares of common stock to a consultant for services rendered in October 2022. The Company valued these shares based on quoted trading prices on the date of grant at $0.90 per share or $5,500 which was recorded as stock-based consulting expense.

On November 16, 2022, the Company issued 73,301 shares of common stock to a consultant for services rendered from July 2022 to November 2022. Those shares were valued at approximately $0.07 per share or $51,311, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $51,311 during the nine months ended March 31, 2023.

Shares issued upon exercise of warrants

Between July 29, 2022 and December 6, 2022, the Company received gross proceeds of $200,000 from the exercise of 5 Series B Warrants and issued 5 shares of its common stock.

Between February 7, 2023 and March 9, 2023, the Company received gross proceeds of $175,000 from the exercise of 4 Series B Warrants for 45 shares of common stock, which were issued in April 2023.

During the nine months ended March 31, 2023, the Company issued 191,999 shares of common stock from the alternate cashless exercise of 1 Series A Warrants with an original exercise price of $200,000 and an alternate cashless exercise price of $0.001. Cashless conversion is at the holder’s option and is available should the trading price of the common stock fall below $200 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the common stock market price. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized a deemed dividend of $0 and $408,557 during the three and nine months ended March 31, 2023, respectively, and a corresponding increase in loss available to common stockholders upon the alternate cashless exercise of these warrants.

Shares issued in connection with a convertible note

On November 3, 2022, the Company entered into a securities purchase agreement with Coventry, pursuant to which Coventry purchased a promissory note from the Company in the aggregate principal amount of $125,000 (see Note 5). As an additional inducement to the Coventry purchasing the note, the Company, as of the original issue date and for no additional consideration, issued to Coventry an aggregate of 75,000 shares of the common stock, which were valued using the relative fair value method at $37,500 and recognized as debt discount to be amortized over the term of the Coventry Note.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted an aggregate of 0.08 and 0.04 restricted stock units to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 0.117 restricted stock units are subject to vesting terms as defined in such officers’ respective employment agreements. The 0.117 restricted stock units were valued at the fair value of $4,250 per unit or $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of March 31, 2023 and June 30, 2022. There are 59 unvested restricted stock units which are subject to various performance conditions which have not yet been met and such restricted stock units have not yet vested as of March 31, 2023 and June 30, 2022 to which the $248,620 relates.

PROPANC BIOPHARMA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2023

(Unaudited)

Warrants:

The following table summarizes common stock warrant activity for the nine months ended March 31, 2023:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2022	105	$200,270
Granted	3,305	10
Exercised	(10)	54,860
Forfeited	(1)	2,000,000
Expired	-	-
Outstanding at March 31, 2023	3,399 *	$5,510

Exercisable at March 31, 2023	3,380	$5,550
Outstanding and Exercisable:

Weighted average remaining contractual term	2.38
Aggregate intrinsic value	$-

*	The 3,399,085 total warrants above which are exercisable into common stock consisted of the following:

	Number of Warrants	Exercisable
Series A warrants	10	10
Series B warrants	19	19
Series C warrants	64	44
Warrants with no class designation	3,306	3,306
Total	3,399	3,379

On August 16, 2022, the Company entered into an agreement with a certain consultant to provide services over a three-month period in exchange for 1,000 warrants to purchase common stock at $10 per share with an expiry date of August 16, 2025. The fair market value of the warrants was $2,408 on the date of grant as calculated under the Black Scholes Option Pricing model with the following assumptions: stock price at valuation date of $2.60 based on quoted trading price on date of grant, exercise price of $10, dividend yield of zero, years to maturity of 3.00, a risk-free rate of 3.19%, and expected volatility 236%. The Company recorded $2,408 of stock-based compensation expenses with respect to the grant of such warrants during the nine months ended March 31, 2023.

On August 16, 2022, the Company and a third-party investor relations consultant agreed to settle an outstanding payable of $23,050 in exchange for 2,305 warrants to purchase common stock at $10 per share with an expiry date of August 16, 2025. The fair market value of the warrants was $5,551 on the date of grant as calculated under the Black Scholes Option Pricing model with the following assumptions: stock price at valuation date of $2.60 based on quoted trading price on date of grant, exercise price of $10, dividend yield of zero, years to maturity of 3.00, a risk-free rate of 3.19%, and expected volatility of 236%. Accordingly, the Company recognized gain from settlement of debt of $17,499 during the nine months ended March 31, 2023 as reflected in the accompanying condensed consolidated statements of operations.

On March 8, 2023, the Company agreed with the holder of Series B Warrants (the “Holder”) pursuant to a letter agreement to exercise up to $250 of Series B Warrants currently held as follows:

1.	Effective upon the execution of such letter agreement, the Holder will exercise the existing 4 Series B Warrants for an aggregate exercise price of $150,000, or 4 shares of common stock (the “Existing Warrants”) and;

2.	Within 5 business days’ written notice to the Holder from the Company of receipt of approval by the Financial Industry Regulatory Authority, Inc. (“FINRA”) of the Company’s next anticipated reverse stock split, an additional $100,000 of Series B Warrants for 3 shares of common stock.

As an inducement to exercise the Existing Warrants, the Company agreed to extend the termination date of the Existing Warrants and the Series A Warrants held by the Holder to March 27, 2025, and to extend the termination date of the Series C Warrants held by the Holder to the third anniversary of the last vesting date of such warrants, effective upon the exercise of the first $150,000 of Existing Warrants.

In accordance with ASC 815-40-35-17(c), the effect of a modification or an exchange of an equity classified freestanding written call option shall be measured as the difference between the fair value of the modified instrument and the fair value of that instrument immediately before it is modified. The Company recognized the effect of the modifications of the warrants above that is directly attributable to an actual equity offering as an equity issuance cost which amount is not material. The modified warrants are determined to be equity classified, accordingly, the incremental fair value and equity issuance cost were both recognized in additional paid in capital and therefore, there was no effect in equity and such value is de minimis.

PROPANC BIOPHARMA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2023

(Unaudited)

Options:

A summary of the Company’s option activity during the nine months ended March 31, 2023 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2022	0.059	$4,533,000
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at March 31, 2023	0.059	$4,533,000

Exercisable at March 31, 2023	0.059	$4,533,000
Outstanding and Exercisable:

Weighted average remaining contractual term	6.13
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

In May 2019, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 234 shares of common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

During the nine months ended March 31, 2023 and 2022, the Company recognized stock-based compensation of $0 and $41,436, respectively, related to vested stock options. There was $0 of unvested stock options expense as of March 31, 2023. No stock options were granted during the nine months ended March 31, 2023.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On May 18, 2022, the board of directors of the Company approved and authorized, and the holders of a majority in interest of the Company’s voting capital stock approved by written consent, in accordance with Section 228 of the Delaware General Corporation Law, for the Company to file a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware, which increased the Company’s authorized capital stock. The Certificate increased the number of authorized shares of the Company’s common stock, par value $0.001 per share, from 1,000,000,000 to 3,000,000,000. The number of authorized shares of preferred stock remains at 1,500,005, such that the total number of shares of all classes and series the Company is authorized to issue is 3,001,500,005 shares. The Certificate was filed and became effective on July 6, 2022.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

On November 17, 2020, the Company effected a one-for-one thousand (1:1,000) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

On September 21, 2022, the board of directors of the Company approved and authorized, and the holders of a majority-in-interest of the Company’s voting capital stock approved by written consent for the Company to file a certificate of amendment to its Certificate of Incorporation, which increased the Company’s authorized capital stock. The Certificate increased the number of authorized shares of common stock from 3,000,000,000 to 10,000,000,000 shares. The number of authorized shares of preferred stock remained at 1,500,005, such that the total number of shares of authorized capital stock increased to 10,001,500,005 shares. Such certificate of amendment was filed and became effective on November 4, 2022.

On May 1, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split, effective as of May 1, 2023. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer, beneficially owns all of the outstanding shares of Series A Preferred Stock via North Horizon Pty Ltd., which entitles him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitles him to a total of 1 vote. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. James Nathanielsz, the Chief Executive Officer, Chief Financial Officer and a director of our Company, has voting and investment power over these shares. 500,000 shares of Series A Preferred Stock are issued and outstanding as of June 30, 2022 and 2021.

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2022 and 2021. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during fiscal year 2022 and 2021.

Common Stock

Shares issued under the Equity Line

On November 30, 2021, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Dutchess Capital Growth Fund LP, a Delaware limited partnership, (“Dutchess”), providing for an equity financing facility (the “Equity Line”). The Purchase Agreement provides that upon the terms and subject to the conditions in the Purchase Agreement, Dutchess is committed to purchase up to Five Million Dollars ($5,000,000) of shares of the Company’s common stock (the “Common Stock”), over the 36 month term of the Purchase Agreement (the “Total Commitment”).

Under the terms of the Purchase Agreement, Dutchess will not be obligated to purchase shares of Common Stock unless and until certain conditions are met, including but not limited to a Registration Statement on Form S-1 (the “Registration Statement”) becoming effective which registers Dutchess’ resale of any Common Stock purchased by Dutchess under the Equity Line. From time to time over the 36-month term of the Purchase Agreement, commencing on the trading day immediately following the date on which the Registration Statement becomes effective, the Company, in our sole discretion, may provide Dutchess with a draw down notice (each, a “Draw Down Notice”), to purchase a specified number of shares of Common Stock (each, a “Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Draw Down Notice (each, a “Draw Down Amount”) is to be determined by multiplying the Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of Common Stock equals 92% of the lowest trading price of the Common Stock during the five (5) business days prior to the Closing Date. Closing Date shall mean the five (5) business days after the Clearing Date. Clearing Date shall mean the first business day that the Selling Shareholder holds the Draw Down Amount in its brokerage account and is eligible to trade the shares.

The maximum number of shares of Common Stock requested to be purchased pursuant to any single Draw Down Notice cannot exceed the lesser of (i) 300% of the average daily share volume of the Common Stock in the five (5) trading days immediately preceding the Draw Down Notice or (ii) an aggregate value of $250,000.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

The Company agreed to pay to Dutchess a commitment fee for entering into the Purchase Agreement of 1,000 restricted shares of the Company’s common stock. The 1,000 shares of common stock were valued at approximately $20 per share or $20,000, being the closing price of the stock on November 30, 2021, the date of grant. The shares were issued on December 10, 2021. The Company initially recorded deferred offering cost of $20,000. The Company deferred these costs until such time that the associated financings were completed. Upon completion and recognition of the proceeds, any deferred offering costs will be reported as a direct deduction from the amount of the proceeds received as a charge to additional paid in capital. During the year ended June 30, 2022, the $20,000 deferred offering cost was directly deducted from the proceeds received below.

Between April 5, 2022 and June 30, 2022, the Company issued an aggregate of 25,663 shares of its common stock at an average price per share of approximately $10, as a result of delivering four draw down notices to the Investor. Consequently, the Company received gross aggregate proceeds of $99,285 and subscription receivable of $23,758 from such draw down notice. The Company collected the $23,758 subscription receivable in August 2022.

Shares issued for conversion of convertible debt

During the year ended June 30, 2021, the Company issued an aggregate of 8,786 shares of its common stock at an average contractual conversion price of $130, ranging from $30 to $2,000, as a result of the conversion of principal of $1,018,867, interest of $103,321 and conversion fees $16,500 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $1,239,075 prior to the reversal of unissued shares.

There were 24 unissued shares which were considered issuable for accounting purposes during the first quarter of fiscal 2021 related to conversion notices dated and received in September 2020. In November 2020, the Company was notified by the note holder of the cancellation of these conversion notices and as such the Company reversed the effects of these transactions thereby increasing the principal balance by $19,600, accrued interest of $416 and put premium by $11,785 and a corresponding decrease in equity of $31,801.

During the year ended June 30, 2021, converted notes totaling principal amount of $95,000 and accrued interest of $3,000 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued was $178,368 resulting in a loss on extinguishment at the time of conversion of $80,368 and $130,975 of derivative fair value was recorded as a gain on extinguishment at the time of conversion.

The Company reclassified $590,504 to additional paid in capital following conversions of notes accounted for as stock settled debt during the year ended June 30, 2021.

During the year ended June 30, 2022, the Company issued an aggregate of 96,960 shares of its common stock and common stock issuable of 7,326 at average contractual conversion prices ranging from $10 to $40, as a result of the conversion of principal of $599,148, interest of $36,154 and conversion fees $2,250 underlying certain outstanding convertible notes converted during the year. The total recorded to equity was $657,125 including the $19,572 discussed below. The common stock issuable of 7,326 shares were issued on July 12, 2022.

During the year ended June 30, 2022, converted notes - principal of $1,000 and accrued interest of $8,000 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued upon conversion was $28,572 resulting in a loss on extinguishment at the time of conversion of $19,572 and $2,069 of derivative fair value was recorded as a gain on extinguishment at the time of conversion. The Company reclassified $335,677 to additional paid in capital following conversions of notes accounted for as stock settled debt during the year ended June 30, 2022.

The Company has 730,181 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at June 30, 2022.

Shares issued for services and accrued expenses

On March 22, 2021, the Company issued an aggregate of 225 shares of the Company’s common stock to a consultant for services rendered from January 1, 2021 to March 22, 2021. The Company issued 225 shares of the Company’s common stock valued at $300 per share, being the closing price of the stock on the date of grant to such consultant, or $67,511. The Company recorded $67,511 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2021.

Between March 2021 and June 2021, the Company issued an aggregate of 581 shares of the Company’s common stock to a consultant for services rendered from April 1, 2021 to June 30, 2021. The Company issued 581 shares of the Company’s common stock valued at $0.10 per share, being the closing price of the stock on the date of grant to such consultant, or $58,061. The Company recorded $58,061 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2021.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

On August 12, 2021, the Board approved the issuance of 2,800 shares of the Company’s common stock for bonus payable of $84,000 as of June 30, 2021 to an employee who is the wife of the CEO of the Company. The 2,800 shares of common stock were valued at approximately $30 per share or $87,920, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $3,920 during the year ended June 30, 2022 and reclassified bonus payable of $84,000 to additional paid in capital upon issuance.

On August 12, 2021, the Board approved the issuance of 167 shares of the Company’s common stock for legal services rendered for the month of August 2021. The 167 shares of common stock were valued at approximately $50 per share or $7,883, being the closing price of the stock on August 31, 2021, the date of grant. The shares were issued on September 3, 2021. The Company recorded stock-based compensation of $7,883 during the year ended June 30, 2022.

In September 2021, the Company issued 2,820 shares of the Company’s common stock to a consultant for services rendered from July 2021 to September 2021 valued at approximately $40 per share or $104,611, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $104,611 during the year ended June 30, 2022.

On January 20, 2022, the Board approved the issuance of 667 shares of the Company’s common stock for legal services rendered in January 2022. The 667 shares of common stock were valued at approximately $30 per share or $20,000, being the average closing prices of the stock for the month of January 2022, the date of grant. The Company recorded stock-based compensation of $20,000 during the year ended June 30, 2022.

On January 24, 2022, the Company issued 2,274 shares of the Company’s common stock to a consultant for services rendered from October 2021 to December 2021. The Company issued 2,274 shares of the Company’s common stock valued at approximately $20 per share or $45,030, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $45,030 during the year ended June 30, 2022.

On February 17, 2022, the Board approved the issuance of 1,148 shares of the Company’s common stock to a consultant for services rendered upon the termination of the consulting agreement (see Note 9). The Company valued the shares at approximately $20 per share or $24,000 being the closing price of the stock on the date of grant to such consultant. The shares were issued on April 7, 2022. The Company recorded stock-based compensation of $24,000 during the year ended June 30, 2022.

On April 13, 2022, the Company issued 3,834 shares of the Company’s common stock to a consultant for services rendered from January 2022 to March 2022. The Company issued 3,834 shares of the Company’s common stock valued at approximately $12.2 per share or $46,771, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $46,771 during the year ended June 30, 2022.

On June 30, 2022, the Board approved the issuance of 12,271 shares of the Company’s common stock to a consultant for services rendered from April 2022 to June 2022. The 12,271 shares was reflected as common stock issuable and was valued at approximately $3.70 per share or $45,403, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $45,403 during the year ended June 30, 2022. The common stock issuable of 12,271 shares were issued on July 1, 2022.

Nathanielsz Cancellation Agreement

On August 12, 2021, the Company entered into a Cancellation Agreement with James Nathanielsz (“Nathanielsz”), Chief Executive Officer and Director of the Company, whereby Nathanielsz agreed to cancel his cash compensation bonus award for fiscal year 2021, ended June 30, 2021, in exchange for common stock of the Company. The Company and Nathanielsz entered into an Amended and Restated Employment Agreement dated May 14, 2019 (the “Agreement”). Pursuant to the terms of the Agreement, Nathanielsz was eligible to earn an annual fiscal year cash performance bonus for each fiscal year of his employment period with the Company with a target performance bonus of 200% of his average annualized base salary during the fiscal year for which the performance bonus is earned. On July 20, 2021, Nathanielsz was awarded a “target” bonus of 78%, or $177,840 USD (the “Debt”) for the fiscal year ended June 30, 2021, by the Company’s Board of Directors (the “Board”). Pursuant to the Cancellation Agreement, Nathanielsz agreed to cancel this Debt in exchange for 5,928 shares of the common stock of the Company (the “Shares”), valued at approximately $30 per share or $186,139, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $8,299 during the year ended June 30, 2022 and reclassified bonus payable of $177,840 to additional paid in capital upon issuance.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

Kenyon Cancellation Agreement

On August 12, 2021, the Company entered into a Cancellation Agreement with Dr. Julian Kenyon (“Kenyon”), Chief Scientific Officer and Director of the Company, whereby Kenyon agreed to cancel of $102,600 USD of accrued salary due him as of June 30, 2021, pursuant to that certain Amended and Restated Services Agreement by and between Kenyon and the Company, dated May 14, 2019, in exchange for 3,420 shares of common stock of the Company (the “Shares”), valued at approximately $30 per share or $107,388, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $4,788 during the year ended June 30, 2022 and reclassified accrued expenses of $102,600 to additional paid in capital upon issuance.

Zelinger Amended and Restated Director Agreement

On August 12, 2021, the Company entered into an Amended and Restated Director Agreement (the “Director Agreement”) with Josef Zelinger (“Zelinger”). Pursuant to the terms of the Director Agreement, the Company shall pay Zelinger a base salary of $250.00 AUD ($184 USD) per month, payable on the first day of each month. In addition, the Company may compensate Zelinger additional consideration for advisory services performed by the Director, either in the form of cash or common stock, at the discretion of the Board. The Company issued 2,800 shares of common stock of the Company for accrued director services of $84,000 as of June 30, 2021. The 2,800 shares of common stock were valued at approximately $30 per share or $87,920, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $3,920 during the year ended June 30, 2022 and reclassified accrued expenses of $84,000 to additional paid in capital upon issuance.

Shares issued for exercise of warrants

During the year ended June 30, 2021, the Company received aggregate gross proceeds of $776,044 from the exercise of 10 prefunded warrants and 20 Series B Warrants resulting in the issuance of 30 shares of common stock.

During the year ended June 30, 2022, the Company received aggregate gross proceeds of $625,000 from the exercise of 16 Series B Warrants with an exercise price of $40,000 per share and issued 16 shares of common stock.

Additionally, during the year ended June 30, 2021, the Company issued 4,200 shares of common stock from the alternate cashless exercise of 0.02 Series A and 0.001 Series C warrants. During the year ended June 30, 2022, the Company issued 56,800 shares of common stock from the alternate cashless exercise of 0.284 Series A warrants with an original exercise price of $200,000 and alternate cashless exercise price of $0.001 or the par value of common stock. The Alternate Cashless Exercise provision, for a cashless conversion at the holder’s option, is available should the trading price of the Company’s common stock fall below $200 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the market price. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $700,340 and $391,749, during the years ended June 30, 2022 and 2021, respectively, and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted an aggregate of 0.078 and 0.039 restricted stock unit to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 0.117 restricted stock units are subject to vesting terms as defined in the employment agreements. The 0.117 restricted stock units were valued at the fair value of $4,250,000 per unit or $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of June 30, 2022. There are 0.06 unvested restricted stock units which are subject to various performance conditions which have not yet been met and such restricted stock units have not yet vested as of June 30, 2022 and 2021 to which the $248,620 relates.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

Stock Options

A summary of the Company’s stock option activity during the years ended June 30, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2020	0.06	$76,370,00
Issued	-	-
Exercised	-	-
Expired	(0.001)	3,750,000,000
Outstanding at June 30, 2021	0.059	$13,730,00
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2022	0.059	$4,533,000

Exercisable at June 30, 2022	0.059	$4,531,000
Outstanding and Exercisable:

Weighted average remaining contractual term	6.88
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 234 shares of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

During the years ended June 30, 2022 and 2021, the Company recognized stock-based compensation of $72,513 and $82,872 related to vested stock options. There was $0 of unvested stock options expense as of June 30, 2022.

No stock options were granted during the years ended June 30, 2022 and 2021.

Stock Warrants

The following table summarizes common stock warrant activity for the years ended June 30, 2022 and 2021:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2020	151	$150,000.00
Issued	-	-
Exercised	(30)	26,150
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2021	121	$179,630
Issued	-	-
Exercised	(16)	42,860
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2022	105 *	$200,270

Exercisable at June 30, 2022	77	$275,370
Outstanding and Exercisable:

Weighted average remaining contractual term	0.77
Aggregate intrinsic value	$-

*	The total warrants of 105,420 above consisted of the following:

	Number of Warrants	Exercisable
Series A warrants	11	11
Series B warrants	29	29
Series C warrants	63	35
Warrants with no class designation	22	2
Total	125	77

In connection with the issuance of shares on April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7.5 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the Investor was issued 64 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 64 warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”).

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

Due to the Beneficial Ownership Limitation, the Company granted 10 Prefunded Warrants with exercise price of $100 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full.

Series A Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series A Warrants to purchase up to 11 shares of Common Stock, subject to adjustment as provided therein. The Series A Warrants have a cash exercise price of $200,000 per share and are immediately exercisable and expire in 3 years. The Series A Warrants contain a provision for cashless exercise in the event there is no effective registration statement registering the shares underlying the Series A Warrants calculated based on the difference between the exercise price of the Series A Warrant and the trading price of the stock (the “Cashless Exercise”).Additionally, the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $200,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

Series B Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series B Warrants to purchase up to 64 shares of Common Stock, subject to adjustment as provided therein; provided, however, commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 38 upon 10 Trading Days’ prior written notice to the Holder provided that the Company issues to the Holder 4 shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to 4 shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale. The Series B Warrants have a cash exercise price of $40,000 per share and expire in 3 years. The Series B Warrants contain a provision for Cashless Exercise.

Series C Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series C Warrants to purchase up to 64 shares of Common Stock, subject to adjustment as provided therein and expire in 3 years. The Series C Warrants have a cash exercise price of $200,000 per share, subject to a vesting schedule, which is based on such Holder’s exercise of the Series B Warrants (warrants shall be exercisable ratably upon exercise of Series B Warrants). The Series C Warrants contain provisions for Cashless Exercise and Alternate Cashless Exercise. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

Exercise of Warrants

During the year ended June 30, 2021, the Company received aggregate gross proceeds of $776,044 from the exercise of 10 prefunded warrants and 19 Series B Warrants resulting in the issuance of 29 shares of common stock. Additionally, the Company issued 4,200 shares of common stock from the alternate cashless exercise of 0.02 Series A and 0.001 Series C warrants.

During the year ended June 30, 2022, the Company received aggregate gross proceeds of $625,001 from the exercise of 16 Series B Warrants and issued 16 shares of common stock. During the year ended June 30, 2022, the Company issued 56,800 shares of common stock from the alternate cashless exercise of 0.284 Series A warrants.